SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2013
Computer Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Depreciation Percentage	15.00%
Computer Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Depreciation Percentage	33.00%
Office Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Depreciation Percentage	6.00%
Office Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Depreciation Percentage	7.00%
Vehicles [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Depreciation Percentage	15.00%